RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

NOTE 20 — RELATED-PARTY TRANSACTIONS

a) Intercompany loans

Liabilities
Joint ventures	Maturity	2024	2023
Bradley Steel Processors Inc.		—	(24,992)
		—	(24,992)

	2024	2023	2022
Net financial (expense) income	—	—	(199)

b) Operations with related parties

During the years ended December 31, 2024, 2023 and 2022, the Company, through its subsidiaries, entered into commercial operations with some of its associate companies and joint ventures including sales of R$ 400,204 as of December 31, 2024 (R$ 1,620,459 and R$ 1,480,619 as of December 31, 2023 and 2022, respectively) and purchases in the amount of R$ 263,328 as of December 31, 2024 (R$ 210,931 and R$ 311,691 as of December 31, 2023 and 2022, respectively). The net amount totals R$ 136,876 as of December 31, 2024 (R$ 1,409,528 and R$ 1,168,928 as of December 31, 2023 and 2022, respectively).

On December 31, 2024, the Company and its subsidiaries have to receive from controlling shareholders, referring to the sale of property, the amount of R$ 7,571 (R$ 16,878 on December 31, 2023). Additionally, the Company recorded income derived from rental agreement in the amount of R$ 870 as of December 31, 2024 (R$ 877 and R$ 829 as of December 31, 2023 and 2022, respectively).

Guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2024	2023	2022
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	150,000	apr/24	—	150,000	—
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	400,000	nov/24	—	400,000	400,000
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	836	jan/25	760	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	10,949	jan/25	10,701	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	1,868	jan/25	1,825	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	3,096	jan/25	3,025	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	4,043	jan/25	3,951	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	624	jan/25	610	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	3,229	jan/25	3,156	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	4,873	jan/25	4,762	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	4,992	jan/25	9,576	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	14,483	fev/25	2,608	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	2,467	fev/25	2,396	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	59,644	mar/25	44,519	63,024	50,644
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	35,451	mar/25	25,042	35,451	33,550
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	375,000	may/25	—	375,000	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	375,000	may/25	—	375,000	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	nov/25	400,000	400,000	400,000
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	11,951	jan/27	11,680	—	—
Gerdau S.A., Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Financing Agreements	4,730,775	sep/27	—	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	2,056,535	oct/27	2,641,096	2,064,877	2,225,417
Gerdau Corsa S.A.P.I. de C.V.	Joint Venture	Financing Agreements	601,588	sep/26	610,245	648,322	629,255
GUSAP III LP.	Subsidiary	Financing Agreements	2,100,600	jan/30	3,083,765	2,410,967	2,598,415
Gerdau Ameristeel US Inc.	Subsidiary	Financing Agreements	103,505	oct/37	315,807	246,906	266,103
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	12,834	jun/38	12,216	12,216	12,216
GUSAP III LP.	Subsidiary	Financing Agreements	1,117,100	apr/44	2,978,763	2,328,873	2,509,938

c) Price and interest

Loan agreements between related parties are updated by fixed and/or market rates, such as SOFR, plus exchange rate variation, where applicable. Sales of products and purchases of inputs are made under terms and conditions agreed between the parties.

d) Key Management compensation

	2024	2023	2022
Cost of Salaries, variable compensation and benefits	40,396	36,964	42,164
Cost of contributions to management’s defined contribution pension plans	1,952	1,986	2,040
Cost of long-term incentive plans	32,098	25,352	19,548
	74,446	64,302	63,752

Cost of social charges	16,361	17,077	20,455

At the end of the year, quantity of Restricted and Performance Shares with the key management were:

	2024	2023	2022
Available at beginning of the year	4,945,852	3,415,166	3,712,436
Granted	1,410,887	2,705,702	840,496
Exercised	(2,751,812)	(938,953)	(1,135,503)
Cancelled	(321,345)	(404,922)	(2,262)
Share Bonus	790,349	168,859	—
Available at the end of the year	4,073,931	4,945,852	3,415,166

Additional information on the long-term incentive plan are presented in Note 26.

e) Other information from related parties

Contributions to the assistance entities Fundação Gerdau, Instituto Gerdau and Fundação Ouro Branco, classified as related parties, amounted R$ 206,344 (R$ 157,318 on December 31, 2023). The defined benefit pension plans and the post-employment health care benefit plan are related parties of the Company and the details of the balances and contributions are presented in Note 21.

On December 31, 2024, Gerdau S.A. has financial investments in debentures issued by its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A., in the amount of R$ 2,288 million (R$0 as of December 31, 2023), which generated financial income of R$ 105,859 as of December 31, 2024 (R$ 4,482 as of December 31, 2023).